Revenue Recognition (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Advance payments from customers	$ 9,272		$ 10,562	$ 6,255
DIH Holding US Inc [Member]
Restructuring Cost and Reserve [Line Items]
Deferred revenue	11,097		9,881	9,996
Deferred revenue, revenue recognized	1,886	$ 2,940	7,405	5,358
Revenue, remaining performance obligation, amount	$ 4,747		$ 4,670	2,698
Deferred revenue recognized	2 years		2 years
Advance payments from customers	$ 9,300		$ 10,600	$ 6,300